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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     March 31, 2004
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Verizon Investment Management Corp.
                 -----------------------------------
   Address:      695 Main Street, 6th Floor
                 -------------------------------
                 Stamford, Connecticut 06901
                 -------------------------------

Form 13F File Number:  028-04063
                       ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William J. Raver
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   203 965-3361
         -------------------------------

Signature, Place, and Date of Signing:

   /S/                                Stamford, Connecticut      5/04/04
   -------------------------------    ---------------------   -------------
           [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 16
                                        --------------------

Form 13F Information Table Value Total: 16,606
                                        --------------------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    Goldman Sachs Prime Brokerage

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                           FORM 13F INFORMATION TABLE

                       VERIZON INVESTMENT MANAGEMENT CORP.
                     FORM 13F - SOLE INSTR V. NONE AUTHORITY
                                 March 31, 2004

      COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ ------- -------
BLDRS INDEX FDS
 TREMERGING MKTS 50
 ADR INDEX FD                    COM       09348R300      300     4,379                   X                                   4,379
ISHARES MSCI EMERGING
 MKT INDEX FD                    ETF       464287234       48       300                   X                                     300
ISHARES GOLDMAN TECH
 INDEX GOLDMAN SACHS
 TECHNOLOGY INDEX                ETF       464287549    1,140    24,600                   X                                  24,600
ISHARES TRUST - RUSSELL
 1000 VALUE INDEX FUND           ETF       464287598      474     7,900                   X                                   7,900
ISHARES RUSSELL 2000
 GROWTH INDEX FUND               ETF       464287648    1,206    19,300                   X                                  19,300
AMEX HEALTH CARE SELECT
 SECTOR 'SPDR' FUND              ETF       81369Y209      642    21,000                   X                                  21,000
AMEX CONSUMER STAPLES
 SELECT FUND 'SPDR'              ETF       81369Y308      554    24,000                   X                                  24,000
AMEX CONSUMER
 DISCRETIONARY SELECT
 SECTOR 'SPDR' FUND              ETF       81369Y407    2,116    66,900                   X                                  66,900
AMEX FINANCIAL SELECT
 INDEX MARKET INDEX              ETF       81369Y605    4,679   163,700                   X                                 163,700
AMEX INDUSTRIAL SELECT
 INDEX 'SPDR'                    ETF       81369Y704    4,270   149,000                   X                                 149,000
AMEX UTILITIES SELECT
 INDEX MARKET INDEX              ETF       81369Y886    2,036    85,700                   X                                  85,700
TELECOM HOLDRS
 TRUST 'HOLDRS'                  ETF       87927P200    2,646    97,800                   X                                  97,800
ISHARES RUSSELL 1000
 GROWTH GROWTH INDEX FUND        ETF       464287614     (469)   (9,800)                  X                                  (9,800)
ISHARES RUSSELL 2000
 VALUE INDEX FUND                ETF       464287630   (1,223)   (7,100)                  X                                  (7,100)
AMEX MATERIALS
 SELECT 'SPDR' FUND              ETF       81369Y100     (126)   (4,700)                  X                                  (4,700)
AMEX ENERGY SELECT
 INDEX 'SPDR'                    ETF       81369Y506   (1,687)  (53,600)                  X                                 (53,600)

              GRAND TOTAL                              16,606